UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through April 30, 2005


ITEM 1. REPORTS TO SHAREHOLDERS


                                 [PHOTO OMITTED]

              CALAMOS(R) CONVERTIBLE OPPORTUNITIES AND INCOME FUND

                                                SEMIANNUAL REPORT APRIL 30, 2005

                                                                  [LOGO]
                                                          CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter ........................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................   11
Statement of Operations ...................................................   12
Statement of Changes In Net Assets ........................................   13
Notes to Financial Statements .............................................   14
Financial Highlights ......................................................   20
Report of Independent Registered Public
  Accounting Firm .........................................................   21
Other Information .........................................................   22

President's Letter

[PHOTO OMITTED]

Dear Shareholder,

This semi-annual report covers the period of November 1, 2004, to April 30, 2005, a period where the convertible market declined and high-yield markets were generally flat. Although the CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (NYSE: CHI) dropped slightly in price during the period, it produced a steady, significant monthly dividend for shareholders, and continues to trade at a premium to its underlying portfolio's NAV (net asset value). As a refresher to some of our shareholders, a closed-end fund is traded on an exchange, where buyers and sellers determine the price of the fund. The fund thus may trade at a premium (higher than NAV) or at a discount (lower than NAV).

Designed to provide total return through a combination of capital appreciation and current income, the Fund makes use of convertible and high-yield securities in a flexible, opportunistic manner to achieve this goal. It is important to note that while convertible and high-yield bonds provide income to the portfolio, they also provide the opportunity for capital appreciation, as they are more equity sensitive than traditional fixed income bonds. By dynamically combining these securities, we aim for long term total return, combining significant current income with equity market participation.

For the semi-annual period, questions over the strength of the economy dampened high yield bonds, while convertibles dropped due to declines in the volatility of equities and excessive selling by hedge funds. We think the market was driven by short-term concerns during this semi-annual period, while our portfolios remained positioned to take advantage of longer-term trends. We viewed the convertible market as substantially undervalued in the first portion of 2005, and invested in additional opportunities which we believe offered potentially significant upside yet met our investment team's risk-management criteria.

A recent development worth noting is the Board of Trustees' ratification of a level-rate distribution policy for the Fund, announced in June of 2005. We recognize how important stability of income can be, particularly to closed-end fund investors, and sought to formalize the Fund's aim to providing such stability. At a monthly rate of $0.15 per share, the Fund's distribution represents an annualized rate of 12% based on the Fund's

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

The views expressed in this report reflect those of Calamos Advisors LLC through June 20, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the fund.


                                     Convertible Opportunities and Income Fund
                                         President's Letter  SEMIANNUAL REPORT 1

President's Letter

initial offering price of $15.00, and equates to $1.80 per share on an annual basis. We believe that the adoption of a level rate distribution policy has the potential to serve the long-term interests of you as a CHI shareholder, as consistent, dependable distributions can be an important component of your total return goals. If any distribution exceeds the Fund's net investment company taxable income, the excess will generally be a tax-free return of capital.

Together, the Fund's portfolio management team's risk-managed approach, communications efforts, and dividend policy are all designed to enhance the value of your investment. We believe that the Fund's flexible mandate and its focus on long-term total return provides the potential to create long term wealth for shareholders, while our risk management and dividend commitment provide downside protection and current, dependable income. As a portfolio manager--and shareholder--I remain committed to striving to help you meet your long-term investment goals. Thank you for your confidence in CALAMOS INVESTMENTS and CHI.

Sincerely,

/s/ John P. Calamos

JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer


  Convertible Opportunities and Income Fund
2 SEMIANNUAL REPORT  President's Letter

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (93.0%)
                   CONSUMER DISCRETIONARY (29.9%)
$  1,916,000       Accuride Corp.*
                   8.500%, 02/01/15                              $    1,810,620
   6,879,000       Aztar Corp.^
                   7.875%, 06/15/14                                   7,240,147
  11,319,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                  12,054,735
     871,000       CanWest Media, Inc.^
                   7.625%, 04/15/13                                     916,780
   4,354,000       DEX Media, Inc.^
                   8.000%, 11/15/13                                   4,506,390
   3,075,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                   3,344,062
   6,940,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                                  14,356,958
   6,966,000       General Motors Corp.^
                   8.250%, 07/15/23                                   5,340,456
   1,741,000       Global Cash Access, Inc.^
                   8.750%, 03/15/12                                   1,880,280
                   Goodyear Tire & Rubber Company
   7,401,000       7.000%, 03/15/28                                   6,161,332
   3,483,000       7.857%, 08/15/11^                                  3,152,115
   3,483,000       Hasbro, Inc.
                   6.600%, 07/15/28                                   3,672,688
   6,944,000       Hovnanian Enterprises, Inc.^
                   7.750%, 05/15/13                                   7,100,240
   3,483,000       IMAX Corp.^
                   9.625%, 12/01/10                                   3,700,688
   2,612,000       Intrawest Corp.
                   7.500%, 10/15/13                                   2,612,000
  12,190,000       Isle of Capri Casinos, Inc.^
                   9.000%, 03/15/12                                  13,256,625
   2,011,000       Jarden Corp.
                   9.750%, 05/01/12                                   2,151,770
   3,722,000       Kellwood Company
                   7.625%, 10/15/17                                   3,970,090
   7,923,000       La Quinta, Corp.
                   8.875%, 03/15/11                                   8,566,744
   2,612,000       Landry's Restaurants, Inc.*^
                   7.500%, 12/15/14                                   2,442,220
  15,237,000       Mandalay Resort Group
                   10.250%, 08/01/07                                 16,798,793
   6,792,000       NCL Holding, ASA*
                   10.625%, 07/15/14                                  6,995,760
   3,918,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                   4,074,720
   4,354,000       Phillips-Van Heusen Corp.
                   8.125%, 05/01/13                                   4,506,390
   1,741,000       Reader's Digest Association, Inc.^
                   6.500%, 03/01/11                                   1,736,648
   2,482,000       RH Donnelley Financial Corp.*
                   10.875%, 12/15/12                                  2,848,095
   3,918,000 CAD   Rogers Wireless, Inc.
                   7.625%, 12/15/11                                   3,199,352

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$  3,265,000 CAD   Rogers Cable, Inc.
                   7.250%, 12/15/11                              $    2,620,718
   7,053,000       Royal Caribbean Cruises, Ltd.^
                   8.750%, 02/02/11                                   7,934,625
  13,496,000       Russell Corp.
                   9.250%, 05/01/10                                  14,069,580
   8,707,000       Spanish Broadcasting Systems, Inc.
                   9.625%, 11/01/09                                   9,131,466
   4,266,000       Stoneridge, Inc.
                   11.500%, 05/01/12                                  4,543,290
   6,966,000       Time Warner
                   7.625%, 04/15/31                                   8,515,392
  11,058,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                  10,947,420
                   Warner Music Group
   6,095,000       7.375%, 04/15/14^                                  6,125,475
     871,000 GBP   8.125%, 04/15/14                                   1,735,923
   7,401,000       WCI Communities, Inc.
                   7.875%, 10/01/13                                   7,401,000
                                                                 --------------
                                                                    221,421,587
                                                                 --------------
                   CONSUMER STAPLES (10.6%)
   1,741,000       Central Garden & Pet Company^
                   9.125%, 02/01/13                                   1,880,280
   4,354,000       Chattem, Inc.
                   7.000%, 03/01/14                                   4,419,310
   3,788,000       Chiquita Brands International, Inc.^
                   7.500%, 11/01/14                                   3,484,960
   5,398,000       Del Monte Foods Company
                   8.625%, 12/15/12                                   5,802,850
   5,224,000       DIMON, Inc.
                   7.750%, 06/01/13                                   5,916,180
                   Dole Food Company, Inc.
   7,836,000       7.250%, 06/15/10                                   7,904,565
   3,483,000       8.625%, 05/01/09                                   3,683,273
  10,448,000       Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                   9,899,480
     871,000       Pilgrim's Pride Corp.
                   9.250%, 11/15/13                                     975,520
   5,224,000       Pinnacle Foods Holding^
                   8.250%, 12/01/13                                   4,362,040
   4,876,000       Playtex Products, Inc.
                   8.000%, 03/01/11                                   5,229,510
   9,578,000       Rayovac Corp.^
                   8.500%, 10/01/13                                   9,889,285
                   Revlon Consumer Products Corp.
   2,786,000       9.500%, 04/01/11*^                                 2,695,455
     871,000       9.380%, 10/11/05++                                   892,775
     871,000       8.840%, 07/11/05++                                   892,775
     871,000       8.770%, 05/11/05++                                   892,775
     435,000       9.000%, 06/13/05++                                   445,875
   8,707,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                                   9,360,025
                                                                 --------------
                                                                     78,626,933
                                                                 --------------


                                     Convertible Opportunities and Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 3

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
                   ENERGY (12.3%)
$  7,401,000       Chesapeake Energy Corp.
                   6.875%, 01/15/16                              $    7,401,000
   5,660,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                   5,546,800
   2,612,000       Forest Oil Corp.
                   8.000%, 12/15/11                                   2,847,080
  10,187,000       General Maritime Corp.^
                   10.000%, 03/15/13                                 11,129,297
   4,585,000       Giant Industries, Inc.
                   11.000%, 05/15/12                                  5,249,825
   4,005,000       KCS Energy, Inc.
                   7.125%, 04/01/12                                   3,984,975
   5,977,000       Overseas Shipholding Group, Inc.
                   7.500%, 02/15/24                                   5,767,805
   9,839,000       Petroleo Brasileiro, SA^
                   8.375%, 12/10/18                                  10,097,274
   4,354,000       Plains All American Pipeline, L.P.
                   7.750%, 10/15/12                                   5,113,490
   5,573,000       Premcor Refining Group Inc.^
                   9.500%, 02/01/13                                   6,353,220
   2,373,000       Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                   2,562,840
   2,612,000       Range Resources Corp.
                   7.375%, 07/15/13                                   2,703,420
   6,095,000       Swift Energy Company
                   9.375%, 05/01/12                                   6,552,125
   4,628,000       Tesoro Petroleum Corp.^
                   9.625%, 04/01/12                                   5,137,080
                   Williams Companies, Inc.^
   8,707,000       7.750%, 06/15/31                                   9,229,420
   1,741,000       7.500%, 01/15/31                                   1,806,288
                                                                 --------------
                                                                     91,481,939
                                                                 --------------
                   FINANCIALS (1.6%)
   6,530,000       Leucadia National Corp.
                   7.000%, 08/15/13                                   6,562,650
   1,480,000       Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                   1,435,600
   3,396,000       Senior Housing Properties Trust
                   7.875%, 04/15/15                                   3,574,290
                                                                 --------------
                                                                     11,572,540
                                                                 --------------
                   HEALTH CARE (5.6%)
   1,802,000       Alpharma, Inc.*^
                   8.625%, 05/01/11                                   1,756,950
   3,570,000       Ameripath, Inc.^
                   10.500%, 04/01/13                                  3,587,850
   7,357,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                   7,577,710
   2,612,000       Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                   2,873,200
   3,483,000       MedCath Corp.^
                   9.875%, 07/15/12                                   3,813,885

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$  5,660,000       Quintiles Transnational Corp.
                   10.000%, 10/01/13                             $    6,141,100
   7,401,000       Tenet Healthcare Corp.*^
                   9.250%, 02/01/15                                   7,438,005
   2,612,000       Valeant Pharmaceuticals International^
                   7.000%, 12/15/11                                   2,572,820
   5,660,000       Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                   5,928,850
                                                                 --------------
                                                                     41,690,370
                                                                 --------------
                   INDUSTRIALS (8.8%)
     871,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                                   1,176,889
   2,177,000       Armor Holdings, Inc.^
                   8.250%, 08/15/13                                   2,318,505
   1,862,000       Gardner Denver, Inc.*
                   8.000%, 05/01/13                                   1,871,310
   2,612,000       GATX Corp.
                   8.875%, 06/01/09                                   2,974,684
   5,660,000       General Cable Corp.
                   9.500%, 11/15/10                                   6,027,900
   5,224,000       Hutchison Whampoa, Ltd.*^
                   6.250%, 01/24/14                                   5,524,281
   2,612,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                   2,807,900
                   JLG Industries, Inc.^
   3,918,000       8.250%, 05/01/08                                   4,074,720
     871,000       8.375%, 06/15/12                                     910,195
   5,573,000       Laidlaw Global Securities, Inc.
                   10.750%, 06/15/11                                  6,381,085
  10,884,000 EUR   Legrand Holding, SA
                   11.000%, 02/15/13                                 16,894,836
   2,960,000       Monitronics International, Inc.
                   11.750%, 09/01/10                                  3,174,600
     962,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                                   1,048,580
   7,836,000       Terex Corp.^
                   7.375%, 01/15/14                                   7,914,360
   2,333,000       United Agri Products, Inc.
                   8.250%, 12/15/11                                   2,298,005
                                                                 --------------
                                                                     65,397,850
                                                                 --------------
                   INFORMATION TECHNOLOGY (8.5%)
   5,660,000       Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                   5,334,550
   3,483,000       Celestica, Inc.^
                   7.875%, 07/01/11                                   3,483,000
   1,306,000       Communications & Power Industries Holding Corp.
                   8.000%, 02/01/12                                   1,266,820
   4,354,000       Flextronics International, Ltd.^
                   6.500%, 05/15/13                                   4,179,840
   4,354,000       Freescale Semiconductor, Inc.
                   7.125%, 07/15/14                                   4,549,930
                   Iron Mountain, Inc.
   4,354,000 GBP   7.250%, 04/15/14*                                  7,598,111
   1,741,000       6.625%, 01/01/16                                   1,558,195


  Convertible Opportunities and Income Fund
4 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$  3,831,000       Lucent Technologies, Inc.
                   6.500%, 01/15/28                              $    3,227,617
   9,099,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                                 10,008,900
   1,741,000       Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                  1,706,180
   5,224,000       Telcordia Technologies*
                   10.000%, 03/15/13                                  5,067,280
                   Xerox Corp.^
   8,272,000       8.000%, 02/01/27                                   8,396,080
   6,095,000       7.625%, 06/15/13                                   6,536,888
                                                                 --------------
                                                                     62,913,391
                                                                 --------------
                   MATERIALS (13.9%)
                   Aleris International, Inc.
   2,090,000       10.375%, 10/15/10                                  2,283,325
     995,000       9.000%, 11/15/14*^                                 1,019,875
   5,224,000       Arch Western Finance, LLC^
                   6.750%, 07/01/13                                   5,263,180
   7,836,000       Buckeye Technologies, Inc.
                   8.500%, 10/01/13                                   8,188,620
   4,354,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                                  4,876,480
   7,462,000       Freeport-McMoRan Copper & Gold, Inc.
                   10.125%, 02/01/10                                  8,208,200
  14,802,000       Georgia-Pacific Corp.^
                   8.125%, 05/15/11                                  16,263,697
   4,316,000       Graham Packaging Holdings Company*^
                   9.875%, 10/15/14                                   4,143,360
   6,491,000       IPSCO, Inc.^
                   8.750%, 06/01/13                                   7,237,465
   3,483,000       Neenah Paper, Inc.*^
                   7.375%, 11/15/14                                   3,326,265
   2,394,000       Novelis, Inc.*
                   7.250%, 02/15/15                                   2,328,165
   7,836,000       Polyone Corp.^
                   10.625%, 05/15/10                                  8,678,370
   3,918,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                                   4,094,310
   6,966,000       Sealed Air Corp.*
                   6.875%, 07/15/33                                   7,743,218
   4,353,000       Steel Dynamics, Inc.
                   9.500%, 03/15/09^                                  4,679,475
   7,357,000       Texas Industries, Inc.
                   10.250%, 06/15/11                                  8,295,017
                   Union Carbide Corp.
   3,483,000       7.500%, 06/01/25                                   3,737,621
   2,699,000       7.875%, 04/01/23^                                  2,960,215
                                                                 --------------
                                                                    103,326,858
                                                                 --------------
                   TELECOMMUNICATION SERVICES (1.5%)
   1,741,000       IPCS Escrow Company
                   11.500%, 05/01/12                                  1,932,510

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$  8,707,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                              $    9,316,490
                                                                 --------------
                                                                     11,249,000
                                                                 --------------
                   UTILITIES (0.3%)
   2,044,000       NRG Energy, Inc.*^
                   8.000%, 12/15/13                                   2,074,660
                                                                 --------------
                   TOTAL CORPORATE BONDS
                   (Cost $662,298,184)                              689,755,128
                                                                 ==============
CONVERTIBLE BONDS (6.1%)
                   CONSUMER DISCRETIONARY (1.6%)
   5,625,000       General Motors Corp.+
                   5.250%, 03/06/32                                   3,728,250
   7,500,000       Walt Disney Company^
                   2.125%, 04/15/23                                   7,912,500
                                                                 --------------
                                                                     11,640,750
                                                                 --------------
                   INDUSTRIALS (1.2%)
   6,000,000       GATX Corp.
                   7.500%, 02/01/07                                   6,967,500
   1,852,000       Quanta Services Inc.
                   4.500%, 10/01/23                                   1,856,630
     450,000       Titan International, Inc.
                   5.250%, 07/26/09                                     549,000
                                                                 --------------
                                                                      9,373,130
                                                                 --------------
                   INFORMATION TECHNOLOGY (3.3%)
   5,500,000       Advanced Micro Devices, Inc.^++
                   4.750%, 02/01/22                                   5,163,125
   6,500,000       ASML Holding, NV
                   5.750%, 10/15/06                                   6,948,299
  12,000,000       Corning, Inc.^
                   4.875%, 03/01/08                                  12,105,000
                                                                 --------------
                                                                     24,216,424
                                                                 --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $45,033,502)                                45,230,304
                                                                 ==============
SYNTHETIC CONVERTIBLE SECURITIES (16.3%)
CORPORATE BONDS (13.8%)
                   CONSUMER DISCRETIONARY (4.4%)
     284,000       Accuride Corp.*
                   8.500%, 02/01/15                                     268,380
   1,021,000       Aztar Corp.^
                   7.875%, 06/15/14                                   1,074,602
   1,681,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                   1,790,265
     129,000       CanWest Media, Inc.^
                   7.625%, 04/15/13                                     135,780
     646,000       DEX Media, Inc.^
                   8.000%, 11/15/13                                     668,610
     457,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                     496,987
   1,030,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                                   2,130,788


                                     Convertible Opportunities and Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 5

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$  1,034,000       General Motors Corp.^
                   8.250%, 07/15/23                              $      792,712
     259,000       Global Cash Access, Inc.^
                   8.750%, 03/15/12                                     279,720
                   Goodyear Tire & Rubber Company
   1,099,000       7.000%, 03/15/28                                     914,918
     517,000       7.857%, 08/15/11^                                    467,885
     517,000       Hasbro, Inc.
                   6.600%, 07/15/28                                     545,156
   1,031,000       Hovnanian Enterprises, Inc.^
                   7.750%, 05/15/13                                   1,054,198
     517,000       IMAX Corp.^
                   9.625%, 12/01/10                                     549,313
     388,000       Intrawest Corp.
                   7.500%, 10/15/13                                     388,000
   1,810,000       Isle of Capri Casinos, Inc.^
                   9.000%, 03/15/12                                   1,968,375
     299,000       Jarden Corp.
                   9.750%, 05/01/12                                     319,930
     553,000       Kellwood Company
                   7.625%, 10/15/17                                     589,860
   1,177,000       La Quinta, Corp.
                   8.875%, 03/15/11                                   1,272,631
     388,000       Landry's Restaurants, Inc.*^
                   7.500%, 12/15/14                                     362,780
   2,263,000       Mandalay Resort Group
                   10.250%, 08/01/07                                  2,494,958
   1,008,000       NCL Holding, ASA*
                   10.625%, 07/15/14                                  1,038,240
     582,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                     605,280
     646,000       Phillips-Van Heusen Corp.
                   8.125%, 05/01/13                                     668,610
     259,000       Reader's Digest Association, Inc.^
                   6.500%, 03/01/11                                     258,353
     368,000       RH Donnelley Financial Corp.*
                   10.875%, 12/15/12                                    422,280
     582,000 CAD   Rogers Wireless, Inc.
                   7.625%, 12/15/11                                     475,248
     485,000 CAD   Rogers Cable, Inc.
                   7.250%, 12/15/11                                     389,295
   1,047,000       Royal Caribbean Cruises, Ltd.^
                   8.750%, 02/02/11                                   1,177,875
   2,004,000       Russell Corp.
                   9.250%, 05/01/10                                   2,089,170
   1,293,000       Spanish Broadcasting Systems, Inc.
                   9.625%, 11/01/09                                   1,356,034
     634,000       Stoneridge, Inc.
                   11.500%, 05/01/12                                    675,210
   1,034,000       Time Warner
                   7.625%, 04/15/31                                   1,263,984
   1,642,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                   1,625,580
                   Warner Music Group
     905,000       7.375%, 04/15/14^                                    909,525

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$    129,000 GBP   8.125%, 04/15/14                              $      257,100
   1,099,000       WCI Communities, Inc.
                   7.875%, 10/01/13                                   1,099,000
                                                                 --------------
                                                                     32,876,632
                                                                 --------------
                   CONSUMER STAPLES (1.6%)
     259,000       Central Garden & Pet Company^
                   9.125%, 02/01/13                                     279,720
     646,000       Chattem, Inc.
                   7.000%, 03/01/14                                     655,690
     562,000       Chiquita Brands International, Inc.^
                   7.500%, 11/01/14                                     517,040
     802,000       Del Monte Foods Company
                   8.625%, 12/15/12                                     862,150
     776,000       DIMON, Inc.
                   7.750%, 06/01/13                                     878,820
                   Dole Food Company, Inc.
   1,164,000       7.250%, 06/15/10                                   1,174,185
     517,000       8.625%, 05/01/09                                     546,727
   1,552,000       Jean Coutu Group, Inc.^
                   8.500%, 08/01/14                                   1,470,520
     129,000       Pilgrim's Pride Corp.
                   9.250%, 11/15/13                                     144,480
     776,000       Pinnacle Foods Holding^
                   8.250%, 12/01/13                                     647,960
     724,000       Playtex Products, Inc.
                   8.000%, 03/01/11                                     776,490
   1,422,000       Rayovac Corp.^
                   8.500%, 10/01/13                                   1,468,215
                   Revlon Consumer Products Corp.
     414,000       9.500%, 04/01/11*^                                   400,545
     129,000       9.380%, 10/11/05++                                   132,225
     129,000       8.840%, 07/11/05++                                   132,225
     129,000       8.770%, 05/11/05++                                   132,225
      65,000       9.000%, 06/13/05++                                    66,625
   1,293,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                                   1,389,975
                                                                 --------------
                                                                     11,675,817
                                                                 --------------
                   ENERGY (1.8%)
   1,099,000       Chesapeake Energy Corp.
                   6.875%, 01/15/16                                   1,099,000
     840,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                     823,200
     388,000       Forest Oil Corp.
                   8.000%, 12/15/11                                     422,920
   1,513,000       General Maritime Corp.^
                   10.000%, 03/15/13                                  1,652,952
     681,000       Giant Industries, Inc.
                   11.000%, 05/15/12                                    779,745
     595,000       KCS Energy, Inc.
                   7.125%, 04/01/12                                     592,025
     888,000       Overseas Shipholding Group, Inc.
                   7.500%, 02/15/24                                     856,920
   1,461,000       Petroleo Brasileiro, SA^
                   8.375%, 12/10/18                                   1,499,351


  Convertible Opportunities and Income Fund
6 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$    646,000       Plains All American Pipeline, L.P.
                   7.750%, 10/15/12                              $      758,685
     827,000       Premcor Refining Group Inc.^
                   9.500%, 02/01/13                                     942,780
     352,000       Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                     380,160
     388,000       Range Resources Corp.
                   7.375%, 07/15/13                                     401,580
     905,000       Swift Energy Company
                   9.375%, 05/01/12                                     972,875
     687,000       Tesoro Petroleum Corp.^
                   9.625%, 04/01/12                                     762,570
                   Williams Companies, Inc.^
   1,293,000       7.750%, 06/15/31                                   1,370,580
     259,000       7.500%, 01/15/31                                     268,713
                                                                 --------------
                                                                     13,584,056
                                                                 --------------
                   FINANCIALS (0.2%)
     970,000       Leucadia National Corp.
                   7.000%, 08/15/13                                     974,850
     220,000       Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                     213,400
     504,000       Senior Housing Properties Trust
                   7.875%, 04/15/15                                     530,460
                                                                 --------------
                                                                      1,718,710
                                                                 --------------
                   HEALTH CARE (0.8%)
     268,000       Alpharma, Inc.*^
                   8.625%, 05/01/11                                     261,300
     530,000       Ameripath, Inc.^
                   10.500%, 04/01/13                                    532,650
   1,093,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                   1,125,790
     388,000       Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                     426,800
     517,000       MedCath Corp.^
                   9.875%, 07/15/12                                     566,115
     840,000       Quintiles Transnational Corp.
                   10.000%, 10/01/13                                    911,400
   1,099,000       Tenet Healthcare Corp.*^
                   9.250%, 02/01/15                                   1,104,495
     388,000       Valeant Pharmaceuticals International^
                   7.000%, 12/15/11                                     382,180
     840,000       Vanguard Health Systems, Inc.
                   9.000%, 10/01/14                                     879,900
                                                                 --------------
                                                                      6,190,630
                                                                 --------------
                   INDUSTRIALS (1.3%)
     129,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                                     174,304
     323,000       Armor Holdings, Inc.^
                   8.250%, 08/15/13                                     343,995
     277,000       Gardner Denver, Inc.*
                   8.000%, 05/01/13                                     278,385
     388,000       GATX Corp.
                   8.875%, 06/01/09                                     441,875

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$    840,000       General Cable Corp.
                   9.500%, 11/15/10                              $      894,600
     776,000       Hutchison Whampoa, Ltd.*^
                   6.250%, 01/24/14                                     820,605
     388,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                     417,100
                   JLG Industries, Inc.^
     582,000       8.250%, 05/01/08                                     605,280
     129,000       8.375%, 06/15/12                                     134,805
     827,000       Laidlaw Global Securities, Inc.
                   10.750%, 06/15/11                                    946,915
   1,616,000 EUR   Legrand Holding, SA
                   11.000%, 02/15/13                                  2,508,458
     440,000       Monitronics International, Inc.
                   11.750%, 09/01/10                                    471,900
     143,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                                     155,870
   1,164,000       Terex Corp.^
                   7.375%, 01/15/14                                   1,175,640
     347,000       United Agri Products, Inc.
                   8.250%, 12/15/11                                     341,795
                                                                 --------------
                                                                      9,711,527
                                                                 --------------
                   INFORMATION TECHNOLOGY (1.3%)
     840,000       Advanced Micro Devices, Inc.^
                   7.750%, 11/01/12                                     791,700
     517,000       Celestica, Inc.^
                   7.875%, 07/01/11                                     517,000
     194,000       Communications & Power Industries Holding Corp.
                   8.000%, 02/01/12                                     188,180
     646,000       Flextronics International, Ltd.^
                   6.500%, 05/15/13                                     620,160
     646,000       Freescale Semiconductor, Inc.
                   7.125%, 07/15/14                                     675,070
                   Iron Mountain, Inc.
     646,000 GBP   7.250%, 04/15/14*                                  1,127,327
     259,000       6.625%, 01/01/16                                     231,805
     569,000       Lucent Technologies, Inc.
                   6.500%, 01/15/28                                     479,382
   1,351,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                                  1,486,100
     259,000       Stratus Technologies, Inc.^
                   10.375%, 12/01/08                                    253,820
     776,000       Telcordia Technologies*
                   10.000%, 03/15/13                                    752,720
                   Xerox Corp.^
   1,228,000       8.000%, 02/01/27                                   1,246,420
     905,000       7.625%, 06/15/13                                     970,613
                                                                 --------------
                                                                      9,340,297
                                                                 --------------
                   MATERIALS (2.1%)
                   Aleris International, Inc.
     310,000       10.375%, 10/15/10                                    338,675
     148,000       9.000%, 11/15/14*^                                   151,700
     776,000       Arch Western Finance, LLC^
                   6.750%, 07/01/13                                     781,820


                                     Convertible Opportunities and Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 7

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
$  1,164,000       Buckeye Technologies, Inc.
                   8.500%, 10/01/13                              $    1,216,380
     646,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                                    723,520
   1,108,000       Freeport-McMoRan Copper & Gold, Inc.
                   10.125%, 02/01/10                                  1,218,800
   2,198,000       Georgia-Pacific Corp.^
                   8.125%, 05/15/11                                   2,415,052
     641,000       Graham Packaging Holdings Company*^
                   9.875%, 10/15/14                                     615,360
     964,000       IPSCO, Inc.^
                   8.750%, 06/01/13                                   1,074,860
     517,000       Neenah Paper, Inc.*^
                   7.375%, 11/15/14                                     493,735
     356,000       Novelis, Inc.*
                   7.250%, 02/15/15                                     346,210
   1,164,000       Polyone Corp.^
                   10.625%, 05/15/10                                  1,289,130
     582,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                                     608,190
   1,034,000       Sealed Air Corp.*
                   6.875%, 07/15/33                                   1,149,366
     647,000       Steel Dynamics, Inc.
                   9.500%, 03/15/09^                                    695,525
   1,093,000       Texas Industries, Inc.
                   10.250%, 06/15/11                                  1,232,358
                   Union Carbide Corp.
     517,000       7.500%, 06/01/25                                     554,795
     401,000       7.875%, 04/01/23^                                    439,810
                                                                 --------------
                                                                     15,345,286
                                                                 --------------
                   TELECOMMUNICATION SERVICES (0.2%)
     259,000       IPCS Escrow Company
                   11.500%, 05/01/12                                    287,490
   1,293,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                                   1,383,510
                                                                 --------------
                                                                      1,671,000
                                                                 --------------
                   UTILITIES (0.1%)
     304,000       NRG Energy, Inc.*^
                   8.000%, 12/15/13                                     308,560
                                                                 --------------
                   TOTAL CORPORATE BONDS                            102,422,515
                                                                 ==============

NUMBER OF
CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------
OPTIONS (2.5%)
                   CONSUMER DISCRETIONARY (0.5%)
       1,400       eBay, Inc.#
                   Call, 01/20/07, Strike 42.50                  $      476,000
       2,650       Home Depot, Inc.#
                   Call, 01/20/07, Strike 40.00                         874,500
       1,000       Nordstrom, Inc.#
                   Call, 01/20/07, Strike 50.00                         850,000
       2,500       YUM! Brands, Inc.#
                   Call, 01/20/07, Strike 50.00                       1,200,000
                                                                 --------------
                                                                      3,400,500
                                                                 --------------
                   CONSUMER STAPLES (0.3%)
       1,400       Avon Products, Inc.#
                   Call, 01/20/07, Strike 45.00                         581,000
       1,300       Constellation Brands, Inc.#
                   Call, 01/20/07, Strike 55.00                       1,066,000
       1,800       Sara Lee Corp.#
                   Call, 01/20/07, Strike 22.50                         274,500
                                                                 --------------
                                                                      1,921,500
                                                                 --------------
                   ENERGY (0.4%)
       1,500       Apache Corp.#
                   Call, 01/20/07, Strike 60.00                       1,290,000
       1,000       Patterson-UTI Energy, Inc.#
                   Call, 01/20/07, Strike 25.00                         535,000
       1,600       Transocean, Inc.#
                   Call, 01/20/07, Strike 55.00                       1,128,000
                                                                 --------------
                                                                      2,953,000
                                                                 --------------
                   HEALTH CARE (0.5%)
       1,500       Guidant Corp.#
                   Call, 01/21/06, Strike 70.00                       1,005,000
         750       Triad Hospitals, Inc.#
                   Call, 01/20/07, Strike 50.00                         708,750
         800       UnitedHealth Group, Inc.#
                   Call, 01/20/07, Strike 85.00                       1,760,000
                                                                 --------------
                                                                      3,473,750
                                                                 --------------
                   INDUSTRIALS (0.2%)
       2,800       American Power Conversion Corp.#
                   Call, 01/20/07, Strike 25.00                         896,000
       1,700       American Standard Companies, Inc.#
                   Call, 01/20/07, Strike 50.00                         765,000
                                                                 --------------
                                                                      1,661,000
                                                                 --------------


  Convertible Opportunities and Income Fund
8 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------
                   INFORMATION TECHNOLOGY (0.6%)
       1,800       Apple Computer, Inc.#
                   Call, 01/20/07, Strike 37.50                  $    1,458,000
         600       Electronic Arts, Inc.#
                   Call, 01/20/07, Strike 70.00                         264,000
       3,000       Emulex Corp.#
                   Call, 01/20/07, Strike 17.50                         885,000
       4,400       Nokia Corp.#
                   Call, 01/20/07, Strike 15.00                       1,320,000
       1,800       Sandisk Corp.#
                   Call, 01/20/07, Strike 30.00                         738,000
                                                                 --------------
                                                                      4,665,000
                                                                 --------------
                   TOTAL OPTIONS                                     18,074,750
                                                                 ==============
                   TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                   (Cost $121,124,037)                              120,497,265
                                                                 ==============

NUMBER OF
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (31.4%)
                   CONSUMER DISCRETIONARY (4.5%)
     856,000       Ford Motor Company Capital Trust II
                                    6.500%                           33,341,200
                                                                 --------------
                   CONSUMER STAPLES (3.2%)
   1,115,500       Albertson's, Inc.
                                    7.250%                           23,938,630
                                                                 --------------
                   ENERGY (1.5%)
     135,000       Amerada Hess Corp.
                                    7.000%                           10,979,550
                                                                 --------------
                   FINANCIALS (12.4%)
  11,700,000       Assurant, Inc.*
                   7.750%                                            11,928,150
     400,000       Chubb Corp.
                   7.000%                                            11,936,000
     250,000       Hartford Financial Services Group, Inc.
                   7.000%                                            16,500,000
     465,000       Lehman Brothers Holdings, Inc.
                   6.250%                                            12,308,550
     190,000       Merrill Lynch & Company, Inc.^
                   6.750%                                             6,565,070
     650,000       National Australia Bank, Ltd.
                   7.875%                                            24,635,000
     150,000       Washington Mutual, Inc.
                   5.375%                                             7,702,500
                                                                 --------------
                                                                     91,575,270
                                                                 --------------

NUMBER OF
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
                   HEALTH CARE (1.9%)
     245,000       Baxter International, Inc.^
                   7.000%                                        $   13,646,500
                                                                 --------------
                   INDUSTRIALS (0.9%)
   2,500,000 GBP   BAE Systems, PLC
                   7.750%                                             6,525,593
                                                                 --------------
                   INFORMATION TECHNOLOGY (1.5%)
     235,000       Pioneer-Standard Financial Trust
                   6.750%                                            11,338,750
                                                                 --------------
                   UTILITIES (5.5%)
     410,000       AES Corp. Trust III
                   6.750%                                            17,978,500
     350,000       CenterPoint Energy, Inc.++
                   2.000%                                            11,785,900
      26,900       Southern Union Company
                   5.000%                                             1,349,035
     140,000       TXU Corp.
                   8.125%                                             9,938,600
                                                                 --------------
                                                                     41,052,035
                                                                 --------------
                   TOTAL CONVERTIBLE PREFERRED STOCKS
                   (Cost $221,228,936)                              232,397,528
                                                                 ==============

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.9%)
$ 13,938,000       Exxon Mobil Corporation
                   2.600%, 05/02/05
                   (Cost $13,936,993)                                13,936,993
                                                                 ==============

NUMBER OF
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (20.5%)
 152,104,340       Bank of New York Institutional Cash Reserve Fund
                   current rate 3.010%
                   (Cost $152,104,340)                              152,104,340
                                                                 ==============
TOTAL INVESTMENTS (169.2%)
   (Cost $1,215,725,992)                                          1,253,921,558
                                                                 ==============
PAYABLE UPON RETURN OF SECURITIES
ON LOAN (-20.5%)                                                   (152,104,340)
                                                                 --------------
OTHER ASSETS, LESS LIABILITIES
(3.2%)                                                               23,813,406
                                                                 --------------
PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-51.9%)                               (384,324,540)
                                                                 --------------
NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS
   (100.0%)                                                      $  741,306,084
                                                                 ==============


                                     Convertible Opportunities and Income Fund
                                    Schedule of Investments  SEMIANNUAL REPORT 9

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

NOTE: VALUES FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2005, the market value of 144A securities that could not be exchanged to the registered form was $85,243,393 or 11.5% of net assets applicable to common shareholders of the Fund.

^     Security, or portion of security, is on loan.

#     Non-Income producing security.

+ Security was purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

++ Variable rate security. The interest rate shown is the rate in effect at April 30, 2005.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar
EUR   European Monetary Unit
GBP   British Pound Sterling

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

FUND SECTOR ALLOCATION

CONSUMER DISCRETIONARY                      27.8%
ENERGY                                      10.9%
MATERIALS                                   10.9%
CONSUMER STAPLES                            10.7%
INFORMATION TECHNOLOGY                      10.3%
FINANCIALS                                   9.7%
INDUSTRIALS                                  8.5%
HEALTH CARE                                  6.0%
UTILITIES                                    4.0%
TELECOMMUNICATION SERVICES                   1.2%


   Convertible Opportunities and Income Fund
10 SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $1,215,725,992)                                   $1,253,921,558
Cash with custodian (interest bearing)                                                  2,649
Receivable for investments sold                                                     2,865,669
Accrued interest and dividends receivables                                         20,751,579
Unrealized appreciation on interest rate swaps                                      9,808,992
Prepaid expenses                                                                       37,877
Other assets                                                                           32,361
---------------------------------------------------------------------------------------------
         Total assets                                                           1,287,420,685
---------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                   9,014,212
Payable to investment advisor                                                         516,377
Payable to financial accountant                                                        10,818
Payable for deferred compensation to Trustees                                          32,361
Other accounts payable and accrued liabilities                                        111,953
Payable upon return of securities loaned                                          152,104,340
---------------------------------------------------------------------------------------------
         Total liabilities                                                        161,790,061
---------------------------------------------------------------------------------------------
PREFERRED SHARES
 $25,000 liquidation value per share applicable to 15,360 shares, including
  dividends payable                                                               384,324,540
---------------------------------------------------------------------------------------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             741,306,084
---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 45,687,414
  shares issued and outstanding                                                $  659,222,410
Undistributed net investment income (loss)                                           (405,727)
Accumulated net realized gain (loss) on investments, written options,
  foreign currency transactions and interest rate swaps                            34,476,390
Net unrealized appreciation (depreciation) on investments, written
  options, foreign currency translations and interest rate swaps                   48,013,011
---------------------------------------------------------------------------------------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                          $  741,306,084
---------------------------------------------------------------------------------------------
Net asset value per common share based on 45,687,414 shares issued and
outstanding                                                                    $        16.23
---------------------------------------------------------------------------------------------

*     Includes $146,344,981 of securities loaned.


                                    Convertible Opportunities and Income Fund
                       Statement of Assets and Liabilities  SEMIANNUAL REPORT 11

                 See accompanying Notes to Financial Statements.

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $ 36,278,481
Dividends                                                                      6,167,571
Securities lending income                                                        286,884
----------------------------------------------------------------------------------------
         Total investment income                                              42,732,936
----------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                       4,686,099
Financial accounting fees                                                         66,853
Auction agent and rating agency fees                                             527,235
Printing and mailing fees                                                        101,177
Accounting fees                                                                   84,528
Audit and legal fees                                                              53,139
Custodian fees                                                                    44,852
Registration fees                                                                 21,300
Transfer agent fees                                                               18,506
Trustees' fees                                                                    13,549
Other                                                                             28,758
----------------------------------------------------------------------------------------
         Total expenses                                                        5,645,996
----------------------------------------------------------------------------------------
         Less expense waived                                                  (1,464,406)
----------------------------------------------------------------------------------------
         Net expenses                                                          4,181,590
========================================================================================
         NET INVESTMENT INCOME (LOSS)                                         38,551,346
========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, WRITTEN OPTIONS,
FOREIGN CURRENCY AND INTEREST RATE SWAPS
NET REALIZED GAIN (LOSS) FROM:
      Investments                                                             35,150,508
      Foreign currency transactions                                             (139,735)
      Interest rate swaps                                                       (720,761)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
      Investments                                                            (69,419,195)
      Foreign currency translations                                               54,632
      Interest rate swaps                                                      6,566,276
----------------------------------------------------------------------------------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
         WRITTEN OPTIONS, FOREIGN CURRENCY AND INTEREST RATE SWAPS           (28,508,275)
========================================================================================
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      10,043,071
========================================================================================
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                         (2,387,277)
Capital gains                                                                 (2,644,295)
----------------------------------------------------------------------------------------
         NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
         SHAREHOLDERS RESULTING FROM OPERATIONS                             $  5,011,499
========================================================================================


   Convertible Opportunities and Income Fund
12 SEMIANNUAL REPORT  Statement of Operations

                 See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

                                                                              For the Six
                                                                              Months Ended       For the Year
                                                                             April 30, 2005         Ended
                                                                               (unaudited)     October 31, 2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                 $  38,551,346       $  83,577,716
Net realized gain (loss) from investments, written options, foreign
  currency transactions and interest rate swaps                                 34,290,012          48,505,589
Change in net unrealized appreciation/depreciation on investments,
  written options, foreign currency translations and interest rate swaps       (62,798,287)        (25,142,077)
Dividends to preferred shareholders from
    Net investment income                                                       (2,387,277)         (4,964,502)
    Capital gains                                                               (2,644,295)           (162,833)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                      5,011,499         101,813,893
--------------------------------------------------------------------------------------------------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                                          (41,820,927)        (79,941,663)
Capital gains                                                                  (46,563,355)        (19,991,745)
Net decrease in net assets from dividends to common shareholders               (88,384,282)        (99,933,408)
CAPITAL STOCK TRANSACTIONS
Offering costs on preferred shares                                                      --          (2,000,548)
Reinvestment of dividends resulting in the issuance of common stock             16,400,381          17,635,038
Net increase (decrease) in net assets from capital stock transactions           16,400,381          15,634,490
--------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS      (66,972,402)         17,514,975
--------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                            808,278,486         790,763,511
--------------------------------------------------------------------------------------------------------------
End of period                                                                $ 741,306,084       $ 808,278,486
==============================================================================================================
Undistributed net investment income (loss)                                   $    (405,727)      $   5,251,131


                                    Convertible Opportunities and Income Fund
                        Statement of Changes in Net Assets  SEMIANNUAL REPORT 13

                 See accompanying Notes to Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on June 28, 2002.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. Under normal circumstances the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, except exchange traded option securities, that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation by Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for such option security, such security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.


   Convertible Opportunities and Income Fund
14 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (unaudited)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium.

Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which


                                    Convertible Opportunities and Income Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 15

Notes to Financial Statements (unaudited)

may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. Financial records are not adjusted for temporary differences.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through June 30, 2007) and to waive a declining amount for an additional three years (0.18% of the average weekly managed assets in 2008, 0.11% in 2009, and 0.04% in 2010).

Effective November 1, 2004 Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the net assets of Calamos Investment Trust and Calamos Advisors Trust, and the managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund and Calamos Strategic Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting services fee payable to Calamos Advisors based on average assets of the Fund.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $32,361 are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2005. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at April 30, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations For the six months ended April 30, 2005 were as follows:

Purchases                   $ 247,655,081
Proceeds from sales           258,054,753


   Convertible Opportunities and Income Fund
16 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (unaudited)

The following information is presented on an income tax basis as of April 30, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at April 30, 2005 was as follows:

Cost basis of investments                                       $ 1,221,676,371
                                                                ---------------
Gross unrealized appreciation                                        67,228,076
Gross unrealized depreciation                                       (34,982,889)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $    32,245,187
                                                                ===============

NOTE 4 - INCOME TAXES

Distributions during the fiscal year ended October 31, 2004 were characterized for income tax purposes as follows:

DISTRIBUTIONS PAID FROM:

Net investment income                                             $  99,594,856
Capital gains                                                         5,444,071
As of October 31, 2004, the components of net assets on a
  tax basis were as follows:
Undistributed ordinary income                                     $   8,298,735
Undistributed capital gains                                          49,394,028
                                                                  -------------
Total undistributed earnings                                         57,692,763
Accumulated capital and other losses                                         --
Net unrealized gains/(losses)                                       107,844,425
                                                                  -------------
Total accumulated earnings/(losses)                                 165,537,188
Other                                                                   (80,731)
Paid-in capital                                                     642,822,029
                                                                  -------------
                                                                  $ 808,278,486
                                                                  -------------

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 45,687,414 shares outstanding at April 30, 2005. Calamos Advisors LLC owned 8,358 of the outstanding shares. Transactions in common shares were as follows:

                                                      For the Six Months
                                                             Ended             For the Year
                                                        April 30, 2005            Ended
                                                          (unaudited)        October 31, 2004
---------------------------------------------------------------------------------------------
Beginning shares                                            44,833,669          43,904,538
Shares sold                                                         --                  --
Shares issued through reinvestment of distributions            853,745             929,131
                                                      ------------------------------------
Ending shares                                               45,687,414          44,833,669
                                                      ====================================

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if


                                    Convertible Opportunities and Income Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 17

Notes to Financial Statements (unaudited)

any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2005.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 8 - PREFERRED SHARES

There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.90% to 3.45% for the six months ended April 30, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


   Convertible Opportunities and Income Fund
18 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (unaudited)

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of April 30, 2005 were as follows:

                                                                                       UNREALIZED
                     TERMINATION         NOTIONAL    FIXED RATE     FLOATING RATE     APPRECIATION
COUNTERPARTY            DATE           AMOUNT (000)  (FUND PAYS)   (FUND RECEIVES)   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Merrill Lynch          July 3, 2006      $65,000        1.91%       1 month LIBOR     $  1,374,640
Merrill Lynch     November 28, 2006      $60,000        2.82%       1 month LIBOR          922,920
Merrill Lynch          July 3, 2007      $65,000        2.33%       1 month LIBOR        2,283,375
Merrill Lynch     November 28, 2007      $60,000        3.26%       1 month LIBOR        1,140,512
Merrill Lynch          July 3, 2008      $70,000        2.69%       1 month LIBOR        2,988,045
Merrill Lynch     November 28, 2008      $60,000        3.60%       1 month LIBOR        1,099,500
                                                                                      ------------
                                                                                      $  9,808,992
                                                                                      ============

NOTE 10 - SECURITIES LENDING

During the six months ended April 30, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At April 30, 2005, the Fund had securities valued at $146,344,981 that were on loan to broker-dealers and banks and $152,104,340 in cash or cash equivalent collateral.


                                    Convertible Opportunities and Income Fund
                             Notes to Financial Statements  SEMIANNUAL REPORT 19

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

                                                                             For the Six                                June 26,
                                                                            Months Ended                                  2002*
                                                                              April 30,      For the Year Ended         through
                                                                             (unaudited)         October 31,           October 31,
                                                                            ------------------------------------------------------
                                                                                 2005         2004         2003           2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginnning of period                                         $  18.03     $  18.01     $  13.56       $  14.32(a)
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                                   0.87         1.91         1.77(b)        0.39(c)
-------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from investments,
     written options, foreign currency and interest rate swaps                   (0.59)        0.52         4.38(b)       (0.77)
-------------------------------------------------------------------------------------------------------------------------------
Dividends to preferred shareholders from:
   Net investment income (common share equivalent basis)                         (0.05)       (0.11)       (0.06)         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
   Capital gains (common share equivalent basis)                                 (0.06)          --           --             --
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                            0.17         2.32         6.09          (0.39)
-------------------------------------------------------------------------------------------------------------------------------
Less dividends to common shareholders from:
   Net investment income                                                         (0.93)       (1.80)       (1.64)         (0.29)
-------------------------------------------------------------------------------------------------------------------------------
   Capital gains                                                                 (1.04)       (0.45)          --             --
-------------------------------------------------------------------------------------------------------------------------------
Capital charge resulting from issuance of common and preferred shares               --        (0.05)       --(d)          (0.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $  16.23     $  18.03     $  18.01       $  13.56
-------------------------------------------------------------------------------------------------------------------------------
Market value, end of period                                                   $  18.51     $  20.50     $  19.60       $  14.20
-------------------------------------------------------------------------------------------------------------------------------
Total investment return based on(e):
   Net asset value                                                               (0.51)%      12.65%       46.48%         (3.33)%
-------------------------------------------------------------------------------------------------------------------------------
   Market value                                                                  (0.20)%      17.69%       52.22%         (3.33)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets applicable to common shareholders, end of period (000's omitted)   $741,306     $808,278     $790,764       $586,893
-------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at redemption value ($25,000 per share liquidation          $384,000     $384,000     $204,000       $204,000
 preference) (000's omitted)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets applicable to common shareholders:
   Net expenses(f)                                                                1.06%        1.00%        0.86%          0.79%
-------------------------------------------------------------------------------------------------------------------------------
   Gross expenses prior to waiver of expenses by the advisor(f)                   1.43%        1.37%        1.18%          1.06%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)(f)                                                9.78%       10.56%       10.89%(b)       8.21%
-------------------------------------------------------------------------------------------------------------------------------
   Preferred share dividends(f)                                                   0.60%        0.65%        0.39%          0.23%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss), net of preferred share dividends(f)              9.18%        9.91%       10.50%(b)       7.99%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             22%          54%          42%             2%
-------------------------------------------------------------------------------------------------------------------------------
Asset coverage per preferred share, at end of period(g)                       $ 73,283     $ 77,624     $121,907       $ 96,934
-------------------------------------------------------------------------------------------------------------------------------

*     Commencement of operations.

(a) Net of sales load of $.675 on initial shares issued and beginning net asset value of $14,325.

(b) Interest rate swap payments reclassified from net investment income (loss) to net realized and unrealized gain (loss) on investments, foreign currency and interest rate swaps.

(c)   Based on average shares method.

(d)   Amount equated to less than $0.05 per common share.

(e) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.

(f)   Annualized for periods less than one year.

(g) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.


   Convertible Opportunities and Income Fund
20 SEMIANNUAL REPORT  Financial Highlights

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Convertible Opportunities and Income Fund:

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible Opportunities and Income Fund (the "Fund") as of April 30, 2005, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2004 and the financial highlights for each of the two years in the period ended October 31, 2004; and in our report dated December 21, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


/s/ Deloitte & Touche LLP

Chicago, Illinois
June 20, 2005


                                    Convertible Opportunities and Income Fund
   Report of Independent Registered Public Accounting Firm  SEMIANNUAL REPORT 21

OTHER INFORMATION (UNAUDITED)

RESULTS OF SHAREHOLDER MEETING. The Annual Meeting of Shareholders of the Fund was held on April 6, 2005 where shareholders voted on the elections of trustees. With regard to the election, each trustee standing for election was elected by the shareholders as follows:

                                                               # OF COMMON
    TRUSTEES                                               AND PREFERRED SHARES
--------------------------------------------------------------------------------
                                                           FOR          WITHHELD
                                                        ------------------------
John P. Calamos, Sr.                                    41,061,167       404,814
Weston W. Marsh                                         41,053,927       412,054

                                                          # OF PREFERRED SHARES
                                                        ------------------------
                                                           FOR          WITHHELD
                                                        ------------------------
William R. Rybak                                          10,536           51

The other trustees of the Fund whose terms did not expire in 2005 are Nick P. Calamos, Joe F. Hanauer, John E. Neal and Stephen B. Timbers.


   Convertible Opportunities and Income Fund
22 SEMIANNUAL REPORT  Other Information

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

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

                                     [LOGO]
                             CALAMOS INVESTMENTS(R)

--------------------------------------------------------------------------------
  Calamos Investments | 1111 E. Warrenville Road | Naperville, IL 60563-1463 |
                         800.582.6959 | www.calamos.com
--------------------------------------------------------------------------------

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Fund's proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SECs Public Reference Room in Washington, D.C. (202) 942-8090.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
1111 E. Warrenville Road
Naperville, IL 60563-1463

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT ACCOUNTANTS
Deloitte and Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

                    AS OF JULY 15, 2005, CALAMOS INVESTMENTS
                               WILL BE LOCATED AT:
                               2020 CALAMOS COURT
                              NAPERVILLE, IL 60563

               (C) 2005 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), STRATEGIES FOR SERIOUS MONEY(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CHISAN 1790 2005



ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------- ----------------- -------------- --------------------- ----------------------------
                                                         (C) TOTAL NUMBER         (D) MAXIMUM NUMBER
                        (A) TOTAL                         OF SHARES (OR         (OR APPROXIMATE DOLLAR
                        NUMBER OF       (B) AVERAGE      UNITS) PURCHASED        VALUE) OF SHARES (OR
                       SHARES (OR       PRICE PAID     AS PART OF PUBLICLY      UNITS) THAT MAY YET BE
                         UNITS)          PER SHARE        ANNOUNCED PLANS         PURCHASED UNDER THE
      PERIOD            PURCHASED        (OR UNIT)          OR PROGRAMS            PLANS OR PROGRAMS
-------------------- ----------------- -------------- --------------------- ----------------------------
November 1 to               0                0                 0                         0
November 30
-------------------- ----------------- -------------- --------------------- ----------------------------
December 1 to             3,290            $21.37              0                         0
December 31
-------------------- ----------------- -------------- --------------------- ----------------------------
January 1 to                0                0                 0                         0
January 31
-------------------- ----------------- -------------- --------------------- ----------------------------
February 1 to               0                0                 0                         0
February 28
-------------------- ----------------- -------------- --------------------- ----------------------------
March 1 to                  0                0                 0                         0
March 31
-------------------- ----------------- -------------- --------------------- ----------------------------
April 1 to April            0                0                 0                         0
30
-------------------- ----------------- -------------- --------------------- ----------------------------
Total                       0                0                 0                         0
-------------------- ----------------- -------------- --------------------- ----------------------------


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics -- Not applicable.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By: /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date: June 29, 2005

By: /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: June 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By: /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date: June 29, 2005

By: /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: June 29, 2005